Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (3.9%)
	Nucor Corp.	5,633,861	880,854
	Fastenal Co.	12,941,357	707,116
	LyondellBasell Industries NV Class A	5,874,729	556,337
[1]	Albemarle Corp.	2,658,087	451,981
	International Flavors & Fragrances Inc.	5,781,949	394,156
	CF Industries Holdings Inc.	4,370,594	374,735
	Avery Dennison Corp.	1,825,326	333,432
	Newmont Corp.	9,000,842	332,581
	Celanese Corp. Class A	2,342,415	294,020
	International Paper Co.	7,837,364	277,991
	Mosaic Co.	7,526,754	267,952
	Eastman Chemical Co.	2,685,503	206,032
	Steel Dynamics Inc.	1,782,196	191,087
	FMC Corp.	2,825,470	189,222
	Westlake Corp.	362,083	45,141
			5,502,637
Consumer Discretionary (13.0%)
*	Copart Inc.	19,466,366	838,806
*	Trade Desk Inc. Class A	9,749,083	761,891
	DR Horton Inc.	6,896,832	741,203
	Lennar Corp. Class A	5,740,624	644,270
*	Aptiv plc	6,406,607	631,627
*	Chipotle Mexican Grill Inc. Class A	312,454	572,363
*	Take-Two Interactive Software Inc.	3,846,930	540,071
*	Warner Bros Discovery Inc.	49,690,267	539,636
	Delta Air Lines Inc.	14,574,363	539,251
	eBay Inc.	12,054,468	531,481
*	AutoZone Inc.	205,632	522,303
*	Dollar Tree Inc.	4,734,360	503,973
	Tractor Supply Co.	2,464,684	500,454
	Genuine Parts Co.	3,181,249	459,309
*	Royal Caribbean Cruises Ltd.	4,932,343	454,466
*	Ulta Beauty Inc.	1,115,114	445,432
	Hilton Worldwide Holdings Inc.	2,961,925	444,822
*	NVR Inc.	70,251	418,928
	Darden Restaurants Inc.	2,738,002	392,137
*	Rivian Automotive Inc. Class A	15,975,323	387,881
	Electronic Arts Inc.	3,068,234	369,415
	PulteGroup Inc.	4,970,961	368,100
	Southwest Airlines Co.	13,492,204	365,234
	Garmin Ltd.	3,469,425	364,984

		Shares	Market Value ($000)
	Omnicom Group Inc.	4,475,557	333,339
*	Expedia Group Inc.	3,122,379	321,824
*	ROBLOX Corp. Class A	10,910,958	315,981
*	United Airlines Holdings Inc.	7,400,952	313,060
*	Carnival Corp.	22,751,878	312,156
	Best Buy Co. Inc.	4,448,574	309,042
*	Live Nation Entertainment Inc.	3,649,459	303,051
	Domino's Pizza Inc.	794,952	301,120
	LKQ Corp.	6,060,908	300,076
	Dollar General Corp.	2,484,236	262,832
*	CarMax Inc.	3,583,772	253,480
	Rollins Inc.	6,590,807	246,035
	MGM Resorts International	5,961,459	219,143
	News Corp. Class A	10,919,226	219,040
*	Burlington Stores Inc.	1,468,993	198,755
	Las Vegas Sands Corp.	3,896,142	178,599
	Fox Corp. Class A	5,691,515	177,575
	Pool Corp.	420,063	149,584
[1]	Paramount Global Class B	11,056,543	142,629
	Interpublic Group of Cos. Inc.	4,358,255	124,908
	BorgWarner Inc.	2,661,462	107,443
*	Caesars Entertainment Inc.	2,314,742	107,288
*,1	Lucid Group Inc.	18,077,225	101,052
*	Etsy Inc.	1,392,156	89,905
	Fox Corp. Class B	2,996,215	86,531
	Warner Music Group Corp. Class A	2,667,696	83,766
	Endeavor Group Holdings Inc. Class A	3,445,680	68,569
[1]	Sirius XM Holdings Inc.	10,600,091	47,912
*,1	Chewy Inc. Class A	2,109,416	38,518
	Lennar Corp. Class B	212,879	21,763
	News Corp. Class B	355,310	7,415
[1]	Paramount Global Class A	186,725	2,948
			18,083,376
Consumer Staples (4.9%)
	Corteva Inc.	16,071,578	822,222
	Cencora Inc.	3,867,158	695,972
	Kroger Co.	14,632,179	654,790
	Church & Dwight Co. Inc.	5,573,344	510,686
	Archer-Daniels-Midland Co.	6,071,733	457,930
	McCormick & Co. Inc. (Non-Voting)	5,687,771	430,223
	Brown-Forman Corp. Class B	7,025,741	405,315
	Walgreens Boots Alliance Inc.	16,621,569	369,664
	Clorox Co.	2,804,901	367,610
	Kellogg Co.	5,816,003	346,110
	Tyson Foods Inc. Class A	6,468,226	326,581
	Conagra Brands Inc.	10,824,799	296,816
	J M Smucker Co.	2,196,013	269,912
	Hormel Foods Corp.	5,739,254	218,264
	Campbell Soup Co.	4,389,142	180,306
	Albertsons Cos. Inc. Class A	7,171,579	163,153
	Lamb Weston Holdings Inc.	1,649,585	152,521
	Molson Coors Beverage Co. Class B	2,047,461	130,198
	Brown-Forman Corp. Class A	1,149,127	66,764
			6,865,037
Energy (5.5%)
	Hess Corp.	6,259,867	957,760
	Cheniere Energy Inc.	5,177,933	859,330

		Shares	Market Value ($000)
	Baker Hughes Co. Class A	22,869,789	807,761
	Halliburton Co.	18,317,887	741,874
	Devon Energy Corp.	14,513,013	692,271
	ONEOK Inc.	10,140,486	643,211
	Diamondback Energy Inc.	4,050,534	627,347
	Williams Cos. Inc.	13,776,813	464,141
	Coterra Energy Inc.	16,247,947	439,507
*	First Solar Inc.	2,298,896	371,478
	Marathon Oil Corp.	13,720,322	367,018
*	Enphase Energy Inc.	2,934,235	352,548
	EQT Corp.	4,657,907	189,018
	Texas Pacific Land Corp.	69,537	126,805
			7,640,069
Financials (12.4%)
	Arthur J Gallagher & Co.	4,881,511	1,112,643
	MSCI Inc. Class A	1,701,901	873,211
	Apollo Global Management Inc.	8,988,643	806,821
	Ameriprise Financial Inc.	2,324,614	766,379
	Allstate Corp.	5,925,139	660,120
*	Arch Capital Group Ltd.	8,025,501	639,713
	T. Rowe Price Group Inc.	5,080,627	532,805
	Willis Towers Watson plc	2,374,409	496,157
	Hartford Financial Services Group Inc.	6,927,177	491,206
	Discover Financial Services	5,661,779	490,480
	American International Group Inc.	8,062,811	488,606
	Broadridge Financial Solutions Inc.	2,675,512	479,050
	M&T Bank Corp.	3,758,964	475,321
	State Street Corp.	6,856,849	459,135
	Nasdaq Inc.	8,903,270	432,610
	Raymond James Financial Inc.	4,257,510	427,582
*	Markel Group Inc.	285,427	420,288
	LPL Financial Holdings Inc.	1,728,263	410,722
	Principal Financial Group Inc.	5,475,294	394,604
	Fifth Third Bancorp	15,423,049	390,666
	Prudential Financial Inc.	4,111,339	390,125
	Ares Management Corp. Class A	3,697,227	380,334
	FactSet Research Systems Inc.	864,079	377,827
	Cboe Global Markets Inc.	2,390,095	373,357
	Regions Financial Corp.	21,255,320	365,591
	Everest Group Ltd.	983,165	365,413
	Cincinnati Financial Corp.	3,553,099	363,446
	Huntington Bancshares Inc.	32,796,928	341,088
	Northern Trust Corp.	4,454,632	309,508
	W R Berkley Corp.	4,375,104	277,775
	Citizens Financial Group Inc.	10,163,540	272,383
	Loews Corp.	4,086,443	258,713
	Fidelity National Financial Inc.	5,857,092	241,898
	KeyCorp	21,200,853	228,121
*,1	Coinbase Global Inc. Class A	3,024,341	227,068
	Tradeweb Markets Inc. Class A	2,596,870	208,269
	Interactive Brokers Group Inc. Class A	2,301,922	199,254
	Brown & Brown Inc.	2,569,710	179,469
	Franklin Resources Inc.	6,781,819	166,697
	Equitable Holdings Inc.	3,931,065	111,603
	Globe Life Inc.	1,019,397	110,839
	Annaly Capital Management Inc.	5,589,739	105,143
	MarketAxess Holdings Inc.	426,447	91,106

		Shares	Market Value ($000)
	Corebridge Financial Inc.	3,606,591	71,230
*,1	Rocket Cos. Inc. Class A	2,620,800	21,438
			17,285,814
Health Care (10.4%)
*	Centene Corp.	12,265,329	844,836
*	Dexcom Inc.	8,785,900	819,724
*	IQVIA Holdings Inc.	3,940,613	775,316
*	Seagen Inc.	3,188,701	676,483
*	Veeva Systems Inc. Class A	3,300,942	671,577
	West Pharmaceutical Services Inc.	1,673,062	627,750
*	Horizon Therapeutics plc	5,187,017	600,086
	GE HealthCare Technologies Inc.	8,757,337	595,849
	Zimmer Biomet Holdings Inc.	4,733,331	531,174
*	Align Technology Inc.	1,646,929	502,840
	Cardinal Health Inc.	5,678,282	492,988
	ResMed Inc.	3,331,421	492,617
*	Illumina Inc.	3,585,780	492,256
	STERIS plc	2,237,528	490,958
*	Alnylam Pharmaceuticals Inc.	2,702,472	478,608
	Baxter International Inc.	11,471,026	432,917
*	Molina Healthcare Inc.	1,255,592	411,696
*	IDEXX Laboratories Inc.	940,172	411,109
	Laboratory Corp. of America Holdings	2,006,915	403,490
*	Hologic Inc.	5,548,271	385,050
*	BioMarin Pharmaceutical Inc.	4,262,467	377,143
	Cooper Cos. Inc.	1,121,412	356,620
*	Avantor Inc.	15,310,953	322,755
	Revvity Inc.	2,811,942	311,282
	Quest Diagnostics Inc.	2,542,313	309,806
	Viatris Inc.	27,171,014	267,906
*	Insulet Corp.	1,581,590	252,248
*	Incyte Corp.	4,314,586	249,254
	Royalty Pharma plc Class A	8,643,651	234,589
*	Henry Schein Inc.	2,957,970	219,629
	Teleflex Inc.	1,064,461	209,071
*	Bio-Rad Laboratories Inc. Class A	462,138	165,653
*	Charles River Laboratories International Inc.	580,312	113,730
			14,527,010
Industrials (17.9%)
	Carrier Global Corp.	18,973,507	1,047,338
	PACCAR Inc.	11,842,203	1,006,824
*	TransDigm Group Inc.	1,187,473	1,001,194
	Cintas Corp.	1,958,888	942,245
	Old Dominion Freight Line Inc.	2,227,570	911,388
	Verisk Analytics Inc. Class A	3,285,070	776,065
	AMETEK Inc.	5,225,950	772,186
	Ferguson plc	4,623,237	760,384
	Rockwell Automation Inc.	2,601,771	743,768
	Cummins Inc.	3,208,518	733,018
	WW Grainger Inc.	1,019,319	705,206
	United Rentals Inc.	1,546,713	687,622
	Quanta Services Inc.	3,288,933	615,261
	Vulcan Materials Co.	3,009,537	607,987
	Fortive Corp.	7,973,812	591,338
	Ingersoll Rand Inc.	9,160,203	583,688
	Martin Marietta Materials Inc.	1,399,931	574,644
*	Mettler-Toledo International Inc.	495,279	548,804

		Shares	Market Value ($000)
*	Keysight Technologies Inc.	4,027,478	532,876
	Global Payments Inc.	4,585,453	529,115
	Equifax Inc.	2,779,822	509,208
	Xylem Inc.	5,455,116	496,579
	Dover Corp.	3,168,349	442,016
*	Teledyne Technologies Inc.	1,066,311	435,673
	Westinghouse Air Brake Technologies Corp.	4,057,487	431,189
*	FleetCor Technologies Inc.	1,591,476	406,367
	Jacobs Solutions Inc.	2,852,246	389,332
	Expeditors International of Washington Inc.	3,350,017	384,012
	Otis Worldwide Corp.	4,663,169	374,499
*	Waters Corp.	1,338,806	367,114
	Ball Corp.	7,136,566	355,258
	JB Hunt Transport Services Inc.	1,872,727	353,047
	Textron Inc.	4,486,675	350,589
	DuPont de Nemours Inc.	4,679,135	349,017
	Fidelity National Information Services Inc.	6,310,363	348,774
	TransUnion	4,378,645	314,343
	Packaging Corp. of America	2,036,679	312,732
	Snap-on Inc.	1,198,632	305,723
*	Trimble Inc.	5,625,019	302,964
	Stanley Black & Decker Inc.	3,471,030	290,109
	Synchrony Financial	9,472,766	289,582
*	Zebra Technologies Corp. Class A	1,162,923	275,066
	Masco Corp.	5,095,115	272,334
*	BILL Holdings Inc.	2,286,903	248,289
	Crown Holdings Inc.	2,732,891	241,806
*	Fair Isaac Corp.	267,416	232,259
	HEICO Corp. Class A	1,701,558	219,875
	CH Robinson Worldwide Inc.	2,505,724	215,818
	Howmet Aerospace Inc.	4,435,145	205,125
	Hubbell Inc. Class B	607,439	190,377
	HEICO Corp.	929,204	150,466
	Jack Henry & Associates Inc.	825,586	124,779
*,1	Symbotic Inc. Class A	274,983	9,193
			24,864,465
Real Estate (8.3%)
	Welltower Inc.	11,749,978	962,558
	Digital Realty Trust Inc.	6,856,863	829,818
	Realty Income Corp.	16,055,398	801,807
*	CoStar Group Inc.	9,249,510	711,195
	VICI Properties Inc. Class A	20,269,915	589,855
	Extra Space Storage Inc.	4,785,811	581,859
	AvalonBay Communities Inc.	3,216,904	552,471
	Weyerhaeuser Co.	16,552,634	507,504
*	CBRE Group Inc. Class A	6,667,480	492,460
	SBA Communications Corp. Class A	2,455,089	491,435
	Equity Residential	8,156,503	478,868
	Invitation Homes Inc.	13,861,925	439,284
	Iron Mountain Inc.	6,611,033	393,026
	Alexandria Real Estate Equities Inc.	3,919,454	392,337
	Ventas Inc.	9,114,497	383,994
	Simon Property Group Inc.	3,520,436	380,313
	Mid-America Apartment Communities Inc.	2,643,015	340,024
	Sun Communities Inc.	2,818,379	333,527
	Essex Property Trust Inc.	1,453,912	308,360
	UDR Inc.	7,463,755	266,232
	WP Carey Inc.	4,845,984	262,071

		Shares	Market Value ($000)
	Camden Property Trust	2,418,759	228,766
	Healthpeak Properties Inc.	12,392,823	227,532
*	Zillow Group Inc. Class C	3,456,261	159,541
	Host Hotels & Resorts Inc.	8,055,686	129,455
	Regency Centers Corp.	2,090,325	124,249
	Boston Properties Inc.	1,597,414	95,014
*	Zillow Group Inc. Class A	907,168	40,632
			11,504,187
Technology (14.1%)
	Amphenol Corp. Class A	13,510,412	1,134,740
	Microchip Technology Inc.	12,329,942	962,352
*	ON Semiconductor Corp.	9,774,773	908,565
*	Palantir Technologies Inc. Class A	43,781,250	700,500
*	Atlassian Corp. Class A	3,472,374	699,718
	CDW Corp.	3,036,366	612,617
*	ANSYS Inc.	1,965,942	584,966
*	Gartner Inc.	1,696,203	582,832
*	Splunk Inc.	3,798,692	555,559
*	Datadog Inc. Class A	6,096,932	555,370
*	HubSpot Inc.	1,076,277	530,066
	Corning Inc.	17,389,220	529,850
	Marvell Technology Inc.	9,740,209	527,238
*	DoorDash Inc. Class A	6,629,317	526,832
*	MongoDB Inc. Class A	1,518,842	525,307
	HP Inc.	20,099,905	516,568
	Hewlett Packard Enterprise Co.	29,254,818	508,156
	Monolithic Power Systems Inc.	1,028,133	474,997
*	Fortinet Inc.	7,560,384	443,643
*	VeriSign Inc.	1,985,640	402,152
*	Cloudflare Inc. Class A	6,296,097	396,906
*	Tyler Technologies Inc.	953,150	368,049
*	Akamai Technologies Inc.	3,436,535	366,128
*	Zoom Video Communications Inc. Class A	5,184,193	362,583
	NetApp Inc.	4,775,309	362,351
*	Pinterest Inc. Class A	13,181,059	356,284
	Skyworks Solutions Inc.	3,610,455	355,955
	Teradyne Inc.	3,488,654	350,470
*	EPAM Systems Inc.	1,312,911	335,698
*	Western Digital Corp.	7,291,598	332,716
*	Zscaler Inc.	1,982,832	308,509
	Paycom Software Inc.	1,164,261	301,858
	Seagate Technology Holdings plc	4,462,976	294,333
*	Okta Inc. Class A	3,512,381	286,294
	Bentley Systems Inc. Class B	5,134,945	257,569
	SS&C Technologies Holdings Inc.	4,776,769	250,971
*	GoDaddy Inc. Class A	3,325,592	247,690
*	Match Group Inc.	6,299,512	246,783
*	Twilio Inc. Class A	3,897,529	228,122
	Gen Digital Inc.	12,311,784	217,672
*	Qorvo Inc.	2,217,842	211,737
*	Snap Inc. Class A	23,251,828	207,174
*	DocuSign Inc. Class A	4,584,157	192,535
*	Unity Software Inc.	6,080,270	190,860
	Leidos Holdings Inc.	1,555,165	143,324
*	Toast Inc. Class A	4,426,495	82,908
*	ZoomInfo Technologies Inc. Class A	4,085,002	66,994
			19,604,501

			Shares	Market Value ($000)
Telecommunications (1.7%)
		Motorola Solutions Inc.	3,783,169	1,029,930
*		Arista Networks Inc.	5,259,340	967,351
*		Liberty Broadband Corp. Class C	2,702,961	246,834
*		Roku Inc. Class A	1,404,075	99,114
*		Liberty Broadband Corp. Class A	379,412	34,492
				2,377,721
Utilities (7.4%)
*		PG&E Corp.	55,281,502	891,691
		Constellation Energy Corp.	7,284,510	794,594
		Waste Connections Inc.	5,808,621	780,098
		Consolidated Edison Inc.	7,812,780	668,227
		Public Service Enterprise Group Inc.	11,305,039	643,370
		WEC Energy Group Inc.	7,144,900	575,522
		Edison International	8,681,923	549,479
		American Water Works Co. Inc.	4,409,396	546,015
		Eversource Energy	7,907,398	459,815
		Ameren Corp.	5,930,343	443,767
		Entergy Corp.	4,789,792	443,056
		FirstEnergy Corp.	12,337,979	421,712
		DTE Energy Co.	3,968,304	393,973
		PPL Corp.	16,695,279	393,341
		CenterPoint Energy Inc.	14,257,604	382,817
		Xcel Energy Inc.	6,246,495	357,424
		CMS Energy Corp.	6,608,239	350,964
		Alliant Energy Corp.	5,724,628	277,358
		Evergy Inc.	5,200,544	263,668
		NiSource Inc.	9,361,455	231,041
		AES Corp.	15,169,371	230,574
		Vistra Corp.	4,161,402	138,075
		Avangrid Inc.	1,754,947	52,947
				10,289,528
Total Common Stocks (Cost $102,376,791)				138,544,345
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $689,785)	5.391%	6,900,744	690,005
Total Investments (100.0%) (Cost $103,066,576)				139,234,350
Other Assets and Liabilities—Net (0.0%)				(47,006)
Net Assets (100%)				139,187,344
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $186,341,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $201,035,000 was received for securities on loan, of which $200,874,000 is held in Vanguard Market Liquidity Fund and $161,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	221	19,874	(678)
E-mini S&P 500 Index	December 2023	362	78,292	(2,824)
E-mini S&P Mid-Cap 400 Index	December 2023	344	86,702	(2,199)
				(5,701)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/30/24	BANA	25,519	(5.331)	—	(2,779)
Ameren Corp.	1/31/24	GSI	1,212	(5.331)	—	(82)
Coinbase Global Inc. Class A	1/31/24	GSI	32,860	(5.331)	—	(2,881)
CRSP US Mid Cap TR Index	8/30/24	BANA	94,868	(5.881)	—	(5,330)
Fidelity National Information Services Inc.	8/30/24	BANA	23,292	(5.874)	—	(1,218)
Global Payments Inc.	8/30/24	BANA	164,697	(5.931)	—	(15,125)
Hormel Foods Corp.	1/31/24	GSI	17,208	(5.331)	—	(123)
Molina Healthcare Inc.	8/30/24	BANA	20,158	(5.331)	1,071	—
Palantir Technologies Inc. Class A	8/30/24	BANA	4,015	(5.331)	257	—
Sirius XM Holdings Inc.	1/31/24	GSI	9,875	(5.331)	1,296	—
Trade Desk Inc. Class A	8/30/24	BANA	28,011	(5.331)	—	(774)
VICI Properties Inc. Class A	8/30/24	BANA	81,726	(5.981)	—	(3,891)
					2,624	(32,203)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	138,544,345	—	—	138,544,345
Temporary Cash Investments	690,005	—	—	690,005
Total	139,234,350	—	—	139,234,350

Derivative Financial Instruments
Assets
Swap Contracts	—	2,624	—	2,624
Liabilities
Futures Contracts[1]	5,701	—	—	5,701
Swap Contracts	—	32,203	—	32,203
Total	5,701	32,203	—	37,904
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.